Subsequent Events (Details Narrative) - USD ($)								1 Months Ended		6 Months Ended		12 Months Ended
	Jul. 27, 2016	Jul. 13, 2016	Jun. 02, 2016	May 10, 2016	Mar. 29, 2016	Feb. 25, 2016	Mar. 18, 2014	Feb. 29, 2016	Jan. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Jul. 14, 2016	Apr. 30, 2015	Jul. 31, 2014	Jan. 31, 2014
Repayment of principal outstanding										$ 894,562	$ 114,217	$ 198,411	$ 4,622,500
Annual compensation for services									$ 100,000	172,051		$ 314,761
Warrants to purchase of common stock, shares												1,313				237,570
Warrants price per share												$ 60.00				$ 28.20
Proceeds from equity offering										$ 1,361,000
Reverse stock split description							1-for-10.9532 basis
Warrants [Member]
Warrants to purchase of common stock, shares															54,750	172,223	20,167
Warrants price per share												$ 6.75			$ 21.00		$ 3.60
James L. Davis [Member]
Note payable								$ 150,000
Warrants to purchase of common stock, shares				5,000	250,000			16,667
Warrants price per share				$ 4.94				$ 4.94
Note maturity date				Jan. 11, 2017				Jan. 31, 2017
James L. Davis [Member] | Warrants [Member]
Warrants to purchase of common stock, shares													39,429
Warrants price per share													$ 30.00
Michael J. Hanson [Member]
Warrants to purchase of common stock, shares					250,000					663,117
Warrants price per share										$ 0.329
Number of shares sold in private placement										1,497,168
Michael J. Hanson [Member] | Warrants [Member]
Warrants to purchase of common stock, shares													29,211
Warrants price per share													$ 30.00
Subsequent Event [Member]
Warrants to purchase of common stock, shares						122,613
Warrants price per share						$ 6.90
Number of shares sold in private placement						245,226
Accredited investors price per share						$ 5.55
Warrant term						5 years
Proceeds from equity offering						$ 1,361,000
Maximum of conversion price per share						$ 5.55
Maximum of adjusted purchase price per share						4.50
Minimum exercise price for stock splits, stock dividends and combinations of our common stock price per share						$ 0.375
Reverse stock split description	one-for-fifteen (1:15) reverse stock split
Subsequent Event [Member] | Warrants [Member]
Warrants to purchase of common stock, shares												159,900
Warrants price per share												$ 4.94
Warrant exercises												$ 807,000
Number of warrants exercised on cash basis												163,545
Subsequent Event [Member] | Financial Service Agreements [Member]
Annual compensation for services									$ 100,000
Subsequent Event [Member] | Mr. Hanson [Member]
Percentage of interest rate														24.00%
Warrants to purchase of common stock, shares														13,334
Warrants price per share														$ 6.00
Subsequent Event [Member] | Mr. Hanson [Member] | January 31, 2016 To January 31, 2017 [Member]
Repayment of principal outstanding								$ 1,000,000
Subsequent Event [Member] | James L. Davis [Member]
Percentage of interest rate		24.00%
Note payable								$ 150,000
Warrants to purchase of common stock, shares		20,000			8,334			16,667
Warrants price per share		$ 6.00						$ 4.94
Note maturity date					Jan. 11, 2017
Subsequent Event [Member] | Michael J. Hanson [Member]
Note payable								$ 75,000
Warrants to purchase of common stock, shares					16,667			8,334
Warrants price per share								$ 4.94
Note maturity date					Jan. 31, 2017
Subsequent Event [Member] | Board Of Directors [Mermber]
Reverse stock split description		1:15	On June 2, 2016, the board of directors of the Company (the “Board of Directors”) adopted resolutions approving and recommending to the Company’s shareholders to approve a proposal to amend the Company’s Amended and Restated Certificate of Incorporation to effect a reverse split of outstanding shares of common stock of the Company within a range of one share of common stock for every five shares of common stock (1:5) to one share of common stock for every twenty-five shares of common stock (1:25) (the “Reverse Stock Split”), with the exact Reverse Stock Split ratio to be set within this range as determined by the Board of Directors in its sole discretion.
Subsequent Event [Member] | Commitment Letter And Revolving Line of Credit Note [Member]
Maturity date								Jan. 31, 2017
Percentage of interest rate								10.00%
Outstanding principal								$ 598,000
Subsequent Event [Member] | Commitment Letter And Revolving Line of Credit Note [Member] | Accrued Interest [Member]
Maturity date								Jan. 31, 2017